DWS Small Cap Index VIP Investment Strategy - Class B [Member] - DWS Small Cap Index VIP	Apr. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000® Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the index (see “Derivatives” subsection). The fund’s securities are weighted to attempt to make the fund’s total investment characteristics similar to those of the index as a whole. The fund may also hold short-term debt securities and money market instruments for liquidity purposes.Due to regulatory changes, effective June 11, 2026, the fund will replace the 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in stocks of companies included in the Russell 2000® Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the index (see “Derivatives” subsection). Derivatives instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.The Russell 2000® Index is a well-known stock market index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. Stocks in the Russell 2000® Index are weighted according to their total market value. While the market capitalization of the Russell 2000® Index changes throughout the year, as of February 28, 2026, the market capitalization range of the Russell 2000® Index was between $8.28 million and $43.67 billion. Under normal circumstances, the Russell 2000® Index is reconstituted annually every June. The fund rebalances its portfolio in accordance with the Russell 2000® Index, and, therefore, any changes to the Russell 2000® Index’s rebalance schedule will result in corresponding changes to the fund’s rebalance schedule.Management process. Portfolio management uses quantitative analysis techniques to structure the fund to obtain a high correlation to the index while seeking to keep the fund as fully invested as possible in all market environments. Portfolio management seeks a long-term correlation between fund performance, before expenses, and the index of 98% or better (perfect correlation being 100%). Portfolio management uses an optimization strategy, buying the largest stocks in the index in approximately the same proportion they represent in the index, then investing in a statistically selected sample of the smaller securities found in the index. Portfolio management’s optimization process is intended to produce a portfolio whose industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely replicate those of the index. This approach attempts to maximize the fund's liquidity and returns while minimizing its costs.The fund may become “non-diversified,” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use futures contracts to keep cash on hand to meet shareholder redemptions or for other needs while maintaining exposure to the stock market.The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; or (iii) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.